Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Intangible assets, Residual value	$ 0
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	11 years 9 months 18 days